Fresh Start Reporting - Adjustments to Equity Value (Detail) - Reorganization Adjustments [Member] $ / shares in Units, shares in Millions, $ in Millions	Oct. 03, 2016 USD ($) $ / shares shares
Enterprise value	$ 10,500
Accrual for post-Emergence claims satisfaction	(181)
Tax Receivable Agreement Obligation	(574)
Preferred stock of PrefCo	(70)
Other items	(2)
Cash and cash equivalents	801
Restricted cash	793
Equity value at Emergence	7,741
Common stock at par value	4
Additional paid-in capital	7,737
Equity value	$ 7,741
Shares outstanding at October 3, 2016 (in millions) | shares	427.5
Per share value | $ / shares	$ 18.11
Term Loan B Facility [Member]
Vistra Operations Credit Facility - Initial Term Loan B Facility	$ (2,871)
Term Loanc Facility [Member]
Vistra Operations Credit Facility - Initial Term Loan B Facility	$ (655)